Investments Investments - Loan-to-Value Ratios (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 295.0	$ 312.1
Commercial mortgage loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	47.5	41.1
Commercial mortgage loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	227.3	248.3
Commercial mortgage loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	20.2	22.7
Middle market loans
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	102.1	106.9
Middle market loans | Less than 50 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	63.5	63.5
Middle market loans | 50 to 60 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	23.3	16.4
Middle market loans | 61 to 70 Percent
Financing Receivable, Credit Quality Indicator [Line Items]
Fair market value, trading	$ 15.3	$ 27.0